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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            September 30, 2008
                                                      --------------------------

Check here if Amendment         | |;           Amendment Number:
                                                                 ---------------

This Amendment (Check only one.):   | |  is a restatement.
                                    | |  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  CornerCap Investment Counsel, Inc.
                  -----------------------------------------------
Address:               The Peachtree, Suite 1700
                  -----------------------------------------------
                       1355 Peachtree Street, N.E.
                  -----------------------------------------------
                       Atlanta, Georgia  30309
                  -----------------------------------------------

Form 13F File Number:      28-      7208
                              -----------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Thomas E. Quinn
                           --------------------------------------
         Title:                 Chief Executive Officer
                           --------------------------------------
         Phone:                 (404) 870-0700
                           --------------------------------------

Signature, Place, and Date of Signing:

     /s/ Thomas E. Quinn             Atlanta, Georgia         11/12/2008
   ---------------------------  -------------------------  --------------------
            [Signature]             [City, State]                [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE


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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                None
                                            -----------------------------------

Form 13F Information Table Entry Total:           117
                                            -----------------------------------

Form 13F Information Table Value Total:     $     305,185
                                             ----------------------------------
                                                      (thousands)

List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         NONE
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAP LTD COM           COM              02503Y103     2222    87085 SH       Sole                    87085
AMGEN INC COM                  COM              031162100     5225    88162 SH       Sole                    88162
ANHEUSER BUSCH COS INC COM     COM              035229103     5195    80078 SH       Sole                    80078
APOGEE ENTERPRISES INC COM     COM              037598109     1950   129744 SH       Sole                   129744
ARKANSAS BEST CORP DEL COM     COM              040790107     2601    77205 SH       Sole                    77205
ARROW ELECTRS INC COM          COM              042735100     4144   158038 SH       Sole                   158038
ARVINMERITOR INC COM           COM              043353101     3335   255738 SH       Sole                   255738
ASSURED GUARANTY LTD COM       COM              G0585R106     1012    62250 SH       Sole                    62250
AT&T INC COM                   COM              00206R102     5587   200099 SH       Sole                   200099
AVNET INC COM                  COM              053807103     2721   110455 SH       Sole                   110455
BASIC ENERGY SVCS INC NEW COM  COM              06985P100     2902   136263 SH       Sole                   136263
BB&T CORP COM                  COM              054937107     1448    38297 SH       Sole                    38297
BUCKEYE TECHNOLOGIES INC COM   COM              118255108     1362   166310 SH       Sole                   166310
CABELAS INC COM                COM              126804301     2270   187900 SH       Sole                   187900
CASCADE CORP COM               COM              147195101     1927    43980 SH       Sole                    43980
CHART INDS INC COM PAR $0.01   COM              16115Q308     2594    90825 SH       Sole                    90825
CIGNA CORP COM                 COM              125509109     6089   179187 SH       Sole                   179187
CISCO SYS INC COM              COM              17275R102      122     5409 SH       Sole                     5409
COMERICA INC COM               COM              200340107     2500    76254 SH       Sole                    76254
COMPUTER SCIENCES CORP COM     COM              205363104     2696    67079 SH       Sole                    67079
CONOCOPHILLIPS COM             COM              20825C104     2017    27530 SH       Sole                    27530
CONVERGYS CORP COM             COM              212485106     3666   248057 SH       Sole                   248057
CRANE CO COM                   COM              224399105     2002    67383 SH       Sole                    67383
CTS CORP COM                   COM              126501105     3094   242110 SH       Sole                   242110
DARDEN RESTAURANTS INC COM     COM              237194105     6028   210550 SH       Sole                   210550
DIEBOLD INC COM                COM              253651103     3125    94373 SH       Sole                    94373
DONNELLEY R R & SONS CO COM    COM              257867101     5324   217048 SH       Sole                   217048
DUKE ENERGY CORP NEW COM       COM              26441C105      214    12287 SH       Sole                    12287
EATON CORP COM                 COM              278058102     5776   102809 SH       Sole                   102809
ENPRO INDS INC COM             COM              29355X107     3255    87604 SH       Sole                    87604
ENSCO INTL INC COM             COM              26874Q100     2460    42688 SH       Sole                    42688
ESTERLINE TECHNOLOGIES CORP CO COM              297425100     2298    58055 SH       Sole                    58055
EVEREST RE GROUP LTD COM       COM              G3223R108     5952    68780 SH       Sole                    68780
EXXON MOBIL CORP COM           COM              30231G102      800    10305 SH       Sole                    10305
F M C CORP COM NEW             COM              302491303     5542   107850 SH       Sole                   107850
FIRSTMERIT CORP COM            COM              337915102     2925   139267 SH       Sole                   139267
FLEXTRONICS INTL LTD ORD       COM              Y2573F102     2277   321650 SH       Sole                   321650
FREDS INC CL A                 COM              356108100     1443   101478 SH       Sole                   101478
FUSHI COPPERWELD INC COM       COM              36113E107     1102   113715 SH       Sole                   113715
GANNETT INC COM                COM              364730101     2332   137899 SH       Sole                   137899
GENERAL ELECTRIC CO COM        COM              369604103     2467    96737 SH       Sole                    96737
GERDAU AMERISTEEL CORP COM     COM              37373P105     2513   255367 SH       Sole                   255367
GOODRICH CORP COM              COM              382388106     5703   137092 SH       Sole                   137092
HARMONIC INC COM               COM              413160102      724    85710 SH       Sole                    85710
HAYNES INTERNATIONAL INC COM N COM              420877201     1069    22820 SH       Sole                    22820
HCC INS HLDGS INC COM          COM              404132102     4552   168596 SH       Sole                   168596
HEIDRICK & STRUGGLES INTL INC  COM              422819102     1472    48810 SH       Sole                    48810
HELEN OF TROY CORP LTD COM     COM              G4388N106     3507   154010 SH       Sole                   154010
HELMERICH & PAYNE INC COM      COM              423452101     2417    55962 SH       Sole                    55962
INTERNATIONAL BUSINESS MACHS C COM              459200101      159     1360 SH       Sole                     1360
INTL PAPER CO COM              COM              460146103     3855   147235 SH       Sole                   147235
ISHARES INC MSCI EMU INDEX     COM              464286608      569    14320 SH       Sole                    14320
ISHARES INC MSCI JAPAN         COM              464286848      402    37681 SH       Sole                    37681
ISHARES INC MSCI PAC J IDX     COM              464286665      271     7560 SH       Sole                     7560
ISHARES TR MSCI EAFE IDX       COM              464287465      643    11425 SH       Sole                    11425
ISHARES TR S&P MIDCP VALU      COM              464287705       26      385 SH       Sole                      385
ISHARES TR S&P WLD EX-US       COM              464288422      229     7200 SH       Sole                     7200
JOHNSON & JOHNSON COM          COM              478160104      217     3135 SH       Sole                     3135
JOHNSON CTLS INC COM           COM              478366107     7725   254699 SH       Sole                   254699
KEMET CORP COM                 COM              488360108      573   421160 SH       Sole                   421160
KHD HUMBOLDT WEDAG INTL LTD CO COM              482462108      601    31310 SH       Sole                    31310
KINETIC CONCEPTS INC COM NEW   COM              49460W208     1794    62735 SH       Sole                    62735
KORN FERRY INTL COM NEW        COM              500643200     1544    86640 SH       Sole                    86640
LINCARE HLDGS INC COM          COM              532791100     5995   199230 SH       Sole                   199230
LINCOLN NATL CORP IND COM      COM              534187109     3617    84500 SH       Sole                    84500
MANPOWER INC COM               COM              56418H100     1808    41895 SH       Sole                    41895
MARATHON OIL CORP COM          COM              565849106     5707   143143 SH       Sole                   143143
MATTEL INC COM                 COM              577081102     2314   128290 SH       Sole                   128290
MCG CAPITAL CORP COM           COM              58047P107      485   185200 SH       Sole                   185200
MICROSOFT CORP COM             COM              594918104      323    12115 SH       Sole                    12115
NATIONAL OILWELL VARCO INC COM COM              637071101     4977    99077 SH       Sole                    99077
NAVIGATORS GROUP INC COM       COM              638904102     1758    30310 SH       Sole                    30310
NORFOLK SOUTHERN CORP COM      COM              655844108     4473    67565 SH       Sole                    67565
OFFICE DEPOT INC COM           COM              676220106     1079   185350 SH       Sole                   185350
OLIN CORP COM PAR $1           COM              680665205     4011   206778 SH       Sole                   206778
OM GROUP INC COM               COM              670872100     1525    67775 SH       Sole                    67775
PARTNERRE LTD COM              COM              G6852T105     3643    53508 SH       Sole                    53508
PEPSICO INC COM                COM              713448108      237     3330 SH       Sole                     3330
PFIZER INC COM                 COM              717081103     5653   306584 SH       Sole                   306584
PLANTRONICS INC NEW COM        COM              727493108     2079    92325 SH       Sole                    92325
POWERSHARES DB G10 CURCY HARVS COM              73935Y102      227     9350 SH       Sole                     9350
PPG INDS INC COM               COM              693506107     6646   113958 SH       Sole                   113958
PROCTER & GAMBLE CO COM        COM              742718109      211     3026 SH       Sole                     3026
REGIONS FINANCIAL CORP NEW COM COM              7591EP100      193    20106 SH       Sole                    20106
REGIS CORP MINN COM            COM              758932107     2732    99345 SH       Sole                    99345
REINSURANCE GROUP AMER INC CL  COM              759351406     5894   109142 SH       Sole                   109142
RUBY TUESDAY INC COM           COM              781182100     1045   180500 SH       Sole                   180500
SANDERSON FARMS INC COM        COM              800013104     2475    67360 SH       Sole                    67360
SEABRIGHT INSURANCE HLDGS INC  COM              811656107     2524   194190 SH       Sole                   194190
SEAGATE TECHNOLOGY SHS         COM              G7945J104     2538   209390 SH       Sole                   209390
SIERRA WIRELESS INC COM        COM              826516106     1543   154720 SH       Sole                   154720
SPDR INDEX SHS FDS S&P INTL SM COM              78463X871      380    15587 SH       Sole                    15587
SPDR SERIES TRUST DJ WLSH REIT COM              78464A607     1047    15500 SH       Sole                    15500
STANDEX INTL CORP COM          COM              854231107     3215   115859 SH       Sole                   115859
SUNTRUST BKS INC COM           COM              867914103      216     4808 SH       Sole                     4808
SYNIVERSE HLDGS INC COM        COM              87163F106     2192   131975 SH       Sole                   131975
TECHNITROL INC COM             COM              878555101     2907   196565 SH       Sole                   196565
TEREX CORP NEW COM             COM              880779103     2367    77544 SH       Sole                    77544
TRAVELERS COMPANIES INC COM    COM              89417E109     6776   149905 SH       Sole                   149905
TTM TECHNOLOGIES  INC COM      COM              87305R109     2239   225705 SH       Sole                   225705
UNIT CORP COM                  COM              909218109     1467    29450 SH       Sole                    29450
UNITEDHEALTH GROUP INC COM     COM              91324P102     4835   190438 SH       Sole                   190438
US BANCORP DEL COM NEW         COM              902973304     7651   212407 SH       Sole                   212407
V F CORP COM                   COM              918204108     7347    95027 SH       Sole                    95027
VANGUARD INDEX FDS MID CAP ETF COM              922908629      229     3861 SH       Sole                     3861
VANGUARD INDEX FDS SM CP VAL E COM              922908611      253     4265 SH       Sole                     4265
VANGUARD INDEX FDS VALUE ETF   COM              922908744      229     4362 SH       Sole                     4362
VANGUARD INTL EQUITY INDEX FD  COM              922042775      414     9760 SH       Sole                     9760
VANGUARD INTL EQUITY INDEX FD  COM              922042858      904    26078 SH       Sole                    26078
VERSO TECHNOLOGIES INC COM NEW COM              925317208        0    28000 SH       Sole                    28000
WABTEC CORP COM                COM              929740108     3349    65380 SH       Sole                    65380
WACHOVIA CORP NEW COM          COM              929903102      142    40558 SH       Sole                    40558
WASHINGTON FED INC COM         COM              938824109     2701   146385 SH       Sole                   146385
WESTERN DIGITAL CORP COM       COM              958102105     5408   253680 SH       Sole                   253680
WHIRLPOOL CORP COM             COM              963320106     3522    44420 SH       Sole                    44420
WINDSTREAM CORP COM            COM              97381W104     2852   260705 SH       Sole                   260705
WYETH COM                      COM              983024100     4262   115387 SH       Sole                   115387